Significant Related Party Transactions - Summary of Balances Due From and to Significant Related Parties (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Amount due from related parties		¥ 717	¥ 728
China Life Insurance (Group) Company ("CLIC") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties		342	348
China Life Insurance (Overseas) Company Limited ("CL Overseas") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties		59	43
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties		258	251
Amount due to related parties		(17)	(22)
China Life Investment Holding Company Limited ("CLI") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties		51	32
Amount due to related parties		(445)	(447)
China Life Real Estate Co., Limited ("CLRE") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties		2	2
China Life Ecommerce Company Limited ("CL Ecommerce") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties		3	12
Amount due to related parties		(15)	(17)
China Life Pension Company Limited ("Pension Company") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties		46	39
Amount due to related parties		(114)	(43)
China Life Asset Management Company Limited ("AMC") [member]
Disclosure of transactions between related parties [line items]
Amount due to related parties		(717)	(1,293)
China Life Franklin Asset Management Company Limited [member]
Disclosure of transactions between related parties [line items]
Amount due to related parties		(8)	(8)
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	[1]	9,138	1,240
Amount due to related parties		(80)	(51)
Amount deposited with related parties		69,148	71,419
Wealth management products and other financial instruments of related parties		8,384	603
Shanghai Rui Chong Investment Co., Limited ("Rui Chong Company") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties		604	114
China Life Healthcare Investment company limited [Member]
Disclosure of transactions between related parties [line items]
Amount due to related parties		(40)	(38)
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties		7	7
Corporate bonds from relate parties		¥ 356	¥ 361

[1]	Board of directors of the Company approved and announced on 26 May 2021 to subscribe 918,578,836 shares of Guangfa Bank’s additional stock issue at RMB 8.7364 per share, amounted to RMB 8,025 million. As at 31 December 2021, the Company has finished the capital injection to Guangfa Bank and was awaiting the final regulatory approval. Therefore the capital contribution was recorded as other account receivable.